Share-Based Compensation (Stock Options and Restricted Share Units) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Awards granted	22
Weighted-average exercise price, granted	$ 30.00
Stock options outstanding	113
Weighted-average exercise price	$ 21.86
RSUs granted	8
RSUs fair value	$ 27.80	$ 22.78	$ 16.94
Nonvested restricted share units	29
Weighted-average fair value at grant date of nonvested RSUs	$ 20.90
Net Settled Options [Member]
Stock options outstanding	109